Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Dec. 05, 2023 ILS (₪)	Nov. 30, 2023 ILS (₪)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 ILS (₪)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 ILS (₪)	Dec. 24, 2019 USD ($)	Dec. 24, 2019 ILS (₪)	Sep. 30, 2024 ILS (₪) shares	Aug. 31, 2022 ILS (₪) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Jan. 31, 2023 shares	Mar. 31, 2022 shares	Sep. 01, 2017	Dec. 31, 2015
Commitments and Contingencies [Line Items]
Aggregate security amount (in Dollars)											$ 600
Equity attribute amount											$ 679,338
Net CAP percentage											6.40%
Accumulated profit percentage															75.00%	75.00%
Earnings before interest taxes depreciation and amortization ratio											(0.22)
Percentage not exceed balance sheet											40.00%
Asset percentage											2.60%
Cash and cash equivalents and short-term bank deposits											$ 13,710	₪ 50,000
Liquid assets											$ 123,389	₪ 450,000
Deed of trust ratio											0.17	0.17
Restricted share (in Shares) | shares													15,000	21,000
Payment costs (in New Shekels) | ₪	₪ 45
Claim amount		₪ 9,645	$ 7,000	₪ 24,500	$ 17,274	₪ 63,000	$ 217,658	₪ 793,800
Maintenance revenue percentage											3.50%
Service revenue percentage											0.35%
Unpaid royalties amount (in Dollars)											$ 4,608
Top of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 298,528	₪ 1,088,733
Net CAP percentage											65.00%
Earnings before interest taxes depreciation and amortization ratio											3.5
Asset percentage											30.00%
Cash and cash equivalents and short-term bank deposits											$ 183,300	668,495
Operating income percentage											3.25%
Bottom of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 75,404	275,000
Net CAP percentage											57.93%
Earnings before interest taxes depreciation and amortization ratio											0.18
Asset percentage											(10.00%)
Cash and cash equivalents and short-term bank deposits											$ 54,840	200,000
Operating income percentage											(0.87%)
Leased Office [Member]
Commitments and Contingencies [Line Items]
Aggregate security amount (in Dollars)											$ 7,600
Matrix [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares) | shares									1,342,941	3,149,761
Asset percentage											45.00%
Matrix [Member] | Top of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 339,779	1,144,327
Matrix [Member] | Bottom of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											75,404	₪ 275,000
Sapiens [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares) | shares									1,172,645	2,957,590
Equity attribute amount											$ 160,000
Net CAP percentage											65.00%
Sapiens [Member] | Top of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 479,600
Earnings before interest taxes depreciation and amortization ratio											5.5
Sapiens [Member] | Bottom of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 120,000
Earnings before interest taxes depreciation and amortization ratio											(1.71)
Customers and Suppliers [Member]
Commitments and Contingencies [Line Items]
Aggregate security amount (in Dollars)											$ 49,000
Formula Systems [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount											325,000
Magic Software [Member] | Top of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											290,944
Magic Software [Member] | Bottom of range [member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 150,000
CEO [Member]
Commitments and Contingencies [Line Items]
Restricted share (in Shares) | shares											611,771	611,771
Private Placement [Member]
Commitments and Contingencies [Line Items]
Additional units (in New Shekels) | ₪									₪ 150,000	₪ 200,000
Formula Debentures [Member]
Commitments and Contingencies [Line Items]
Equity attribute amount											$ 370,000
Net CAP percentage											50.00%